Future Change In Accounting Principles	12 Months Ended
Dec. 31, 2012
Recently Adopted Accounting Standards [Abstract]
Future change In Accounting Principles

 (12)     Future Change in Accounting Principles

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. This guidance will become effective for the Company beginning January 1, 2013 and is not anticipated to have a material impact on our disclosures or our consolidated financial statements.